Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation and Common Stock Warrants [Abstract]
Stock-Based Compensation

13. Stock-Based Compensation

The Snap Interactive, Inc. Amended and Restated 2011 Long-Term Incentive Plan (the “Plan”) permits the Company to award stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted stock, restricted stock units, shares of performance stock, dividend equivalent rights, and other stock-based awards and cash-based incentive awards to its employees (including an employee who is also a director or officer under certain circumstances), non-employee directors and consultants. The maximum number of shares of common stock that may be issued pursuant to awards under the Plan is 7,500,000 shares, 100% of which may be issued pursuant to incentive stock options. As of December 31, 2015, there were 1,347,797 shares available for future issuance under the Plan.

Stock Options

The following table summarizes the assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted during the year ended December 31, 2015:

	Years Ended
	December 31, 2015	December 31, 2014
Expected volatility	176.5%	199.8%
Expected life of option	5.80	6.23
Risk free interest rate	1.6%	1.9%
Expected dividend yield	0.0%	0.0%

The following table summarizes stock option activity for the year ended December 31, 2015:

	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding on January 1, 2015	3,808,253	$0.55
Granted	3,993,300	0.10
Expired or canceled	(1,080,000)	0.29
Forfeited	(544,350)	0.30
Outstanding on December 31, 2015	6,177,203	0.33
Exercisable on December 31, 2015	2,466,423	0.66

On October 13, 2015, the Company entered into an option cancellation and release agreement with three employees, pursuant to which each of the parties agreed to cancel outstanding options to purchase an aggregate of 1,040,000 shares of common stock of the Company at exercise prices ranging from $0.27 per share to $0.40 per share.  In exchange for the cancellation of the options, the Company granted the employees replacement options to purchase an aggregate of 1,040,000 shares of common stock of the Company at an exercise price of $0.08 per share. The incremental expense for the exchange was $15,175, of which $5,038 is included in stock-based compensation for the year ended December 31, 2015.

On December 31, 2015, the aggregate intrinsic value of stock options that were outstanding and exercisable was $200 and $0, respectively.  On December 31, 2014, the aggregate intrinsic value of stock options that were outstanding and exercisable was $0, respectively. The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the fair value of such awards as of the period-end date. The aggregate fair value for the options granted during the year ended December 31, 2015 was $322,639, as compared to $812,169 during the year ended December 31, 2014.

Stock-based compensation expense relating to stock options for year ended December 31, 2015 was $205,601, as compared to $140,728 for the year ended December 31, 2014. The Company estimates potential forfeitures of stock awards and adjusts recorded stock-based compensation expense accordingly.  The estimate of forfeitures is adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock-based compensation expense that is recognized in future periods. The disclosure forfeiture rate for the year ended December 31, 2015 was 37.0%.

On December 31, 2015, there was $423,160 of total unrecognized compensation expense related to stock options, which is expected to be recognized over a weighted average period of 6.08 years.

Restricted Stock Awards

The following table summarizes restricted stock award activity for the year ended December 31, 2015:

	Number of RSAs	Weighted Average Grant Date Fair Value
Restricted Stock Awards:
Outstanding on January 1, 2015	10,325,000	$0.56
Vested	-	-
Forfeited, during the period	-	-
Outstanding on December 31, 2015	10,325,000	$0.56

On December 31, 2015, there was $2,550,209 of total unrecognized compensation expense related to unvested restricted stock awards, which is expected to be recognized over a weighted average period of 3.49 years.

Stock-based compensation expense relating to restricted stock awards for the year ended December 31, 2015 was $880,829, as compared to $899,856 for the year ended December 31, 2014.

Non-employee restricted stock award activity described below is also included in total restricted stock award activity summarized on the previous table.  The following table summarizes non-employee restricted stock award activity for the year ended December 31, 2015:

	Number of RSAs	Weighted Average Grant Date Fair Value
Non-Employee Restricted Stock Awards:
Outstanding on January 1, 2015	1,075,000	$0.42
Vested	-	-
Outstanding on December 31, 2015	1,075,000	$0.42

On December 31, 2015, there was $77,136 of total unrecognized stock-based compensation expense related to non-employee unvested restricted stock awards, which is expected to be recognized over a weighted average period of 6.36 years.

Stock-based compensation expense relating to non-employee restricted stock awards for the year ended December 31, 2015 was ($44,229), as compared to $20,211 for the year ended December 31, 2014.